Financial assets at amortized cost	12 Months Ended
Dec. 31, 2023
Financial assets at amortized cost [Abstract]
Financial assets at amortized cost
8.
Financial assets at amortized cost

	December 31, 2022	December 31, 2023
	NT$000	NT$000
Current:
Time deposits	98,731	41,066
Non-current:
Restricted bank deposits	37,362	37,411

a)
Amounts recognized in profit or loss in relation to financial assets at amortized cost are listed below:

	Year ended December 31,
	2021	2022	2023
	NT$000	NT$000	NT$000
Interest income	1,187	587	1,861

b)
Without taking into account any collateral held or other credit enhancements, the maximum exposure to credit risk in respect of the amount that best represents the financial assets at amortized cost held by the Group is the carrying amount at the end of each reporting period.
c)
Information about the financial assets at amortized cost that were pledged to others as collateral is provided in Note 36.
d)
Information relating to credit risk of financial assets at amortized cost is provided in Note 41 a).